Equity-Accounted Investees - Ownership and carrying amount (Details) - EUR (€) € in Thousands					12 Months Ended								41 Months Ended
	Jul. 29, 2021	Mar. 30, 2020	Oct. 22, 2018	Jan. 12, 2017	Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021	Dec. 31, 2018	Dec. 31, 2016	Dec. 31, 2024
Equity-Accounted Investees
Carrying value					€ 68,996	€ 421,763	[1]	€ 1,497,959	[1]	€ 1,542,558			€ 68,996
Total equity accounted investees with similar activity to that of the Group
Equity-Accounted Investees
Carrying value					€ 68,996	€ 418,922		€ 1,494,372		1,537,489			€ 68,996
Access Biologicals LLC
Equity-Accounted Investees
Ownership interest (as a percent)				49.00%
Shanghai RAAS Blood Products Co., Ltd.
Equity-Accounted Investees
Ownership interest (as a percent)		26.20%				6.58%		26.20%
Carrying value						€ 361,394		€ 1,453,210		1,452,378
Grifols Egypt Plasma Derivatives [Member]
Equity-Accounted Investees
Ownership interest (as a percent)	49.00%				49.00%	49.00%							49.00%
Carrying value					€ 63,063	€ 46,263		36,111		31,847			€ 63,063
BioDarou P.J.S. Co.
Equity-Accounted Investees
Ownership interest (as a percent)					49.00%	49.00%
Carrying value					€ 5,933	€ 11,265		5,051					€ 5,933
Total of the rest of equity accounted investees
Equity-Accounted Investees
Carrying value						€ 2,841		3,587		€ 5,069
Albajuna Therapeutics, S.L.
Equity-Accounted Investees
Ownership interest (as a percent)											49.00%	30.00%
Mecwins, S.A
Equity-Accounted Investees
Ownership interest (as a percent)			24.99%			24.59%				24.59%
Carrying value						€ 2,841		€ 2,965		€ 3,159

[1]	Restated figures (Note 2.d)